Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares available for grant under Company's stock incentive plan (subject to adjustment for forfeitures)	20
Fair value of shares vested	$ 198	$ 191	$ 182
Stock-based compensation expense	202	207	189
Stock-based compensation expense on an after tax basis	152	$ 155	$ 142
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 158
Unrecognized compensation cost recognized over a weighted-average period as compensation expense	1 year 9 months 18 days
Minimum [Member]
Date of grant exercisable period	10 years
Stock and unit awards vesting period	3 years
Maximum [Member]
Stock and unit awards vesting period	5 years